REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 403,024	$ 247,177
Excise taxes	(143,841)	(87,336)
Net revenue	259,183	159,841
Recreational revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	364,790	230,387
Direct to patient medical and medical wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	2,400	1,732
International wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	26,336	9,651
Wholesale to licensed producers (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	9,356	5,310
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 142	$ 97